Restatement of Previously Issued Financial Statements (Details) - Schedule of Unaudited Condensed Consolidated Statement of Cash Flows - PLUM ACQUISITION CORP. I [Member] - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Condensed Cash Flow Statements, Captions [Line Items]
Interest expense - debt discount	$ 279,013	$ 106,416	$ 28,515		$ 134,931	$ 413,944
Change in fair value of subscription liability
Net income (loss)	(338,050)	2,552,400	(420,047)	$ 2,552,400	2,132,353	1,794,302			$ (420,047)
Issuance of subscription shares			256,635		423,600	914,776
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(629,310)	(626,320)	(3,088,967)		(3,715,287)	(4,344,597)	$ (4,758,906)	$ (4,679,040)
Changes in fair value of warrant liabilities	334,975	(1,978,245)	2,022,486		44,241	379,216	1,264,054	(8,973,522)
Reduction of deferred underwriter fees			(328,474)		(328,474)	(328,474)	(328,474)
Issuance of Forward Purchase Agreement			308,114		308,114	308,114	308,114
Change in fair value of Forward Purchase Agreement		(633,205)	325,091		(308,114)	(308,114)	(308,114)
Changes in operating assets and liabilities:
Prepaid assets			(59,349)		(9,254)	16,081	(7,222)	348,794
Due to related party			30,000		96,826	23,966
Accounts payable and accrued expenses			944,041		1,213,199	1,335,939	1,946,574	1,584,820
Net cash used in operating activities			(238,590)		(431,465)	(709,623)	(1,062,642)	(1,020,823)
Cash flows from Investing Activities:
Extension payment deposit in Trust			(480,000)		(640,000)	(1,095,000)	(1,140,000)
Cash withdrawn for redemptions			273,112,312		273,112,312	294,254,572	294,254,572
Net cash provided by investing activities			272,632,312		272,472,312	293,159,572	293,114,572
Cash flows from Financing Activities:
Proceeds from the subscription liability			480,000		755,944	1,560,944
Redemption from Trust Account for ordinary shares			(273,112,312)		(273,112,312)	(294,254,572)	(294,254,572)
Proceeds from note payable-related party			250,000		250,000	250,000	250,000	1,000,000
Net cash (used in) provided by financing activities			(272,382,312)		(272,106,368)	(292,443,628)	(292,043,628)	1,000,000
Net Change in Cash			11,410		(65,521)	6,321	8,302	(20,823)
Cash and cash equivalents at beginning of year	20,880	97,811	86,401		86,401	86,401	86,401	107,224	107,224
Cash and cash equivalents at end of year	92,722	20,880	97,811	20,880	20,880	92,722	94,703	86,401	97,811
Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption			3,568,966		4,355,287	5,439,596	5,898,905	4,695,302
Issuance of subscription shares					423,601	914,776	(1,153,306)
As Reported [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Interest expense - debt discount	2,467,496	1,045,564	302,469		1,348,033	3,815,529
Change in fair value of subscription liability			18,277		(2,636,955)	(557,645)
Net income (loss)	(4,605,843)	4,268,484	(712,278)	4,268,484	3,556,206	(1,049,638)
Issuance of subscription shares
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on investments held in Trust Account	(629,310)	(626,320)	(3,088,967)		(3,715,287)	(4,344,597)
Changes in fair value of warrant liabilities	334,975	(1,978,245)	2,022,486		44,241	379,216
Reduction of deferred underwriter fees			(328,474)		(328,474)	(328,474)
Issuance of Forward Purchase Agreement			308,114		308,114	308,114
Change in fair value of Forward Purchase Agreement		(633,205)	325,091		(308,114)	(308,114)
Changes in operating assets and liabilities:
Prepaid assets			(59,349)		(9,254)	16,081
Due to related party			30,000		96,826	23,966
Accounts payable and accrued expenses			944,041		1,213,199	1,335,939
Net cash used in operating activities			(238,590)		(431,465)	(709,623)
Cash flows from Investing Activities:
Extension payment deposit in Trust			(480,000)		(640,000)	(1,095,000)
Cash withdrawn for redemptions			273,112,312		273,112,312	294,254,572
Net cash provided by investing activities			272,632,312		272,472,312	293,159,572
Cash flows from Financing Activities:
Proceeds from the subscription liability			480,000		755,944	1,560,944
Redemption from Trust Account for ordinary shares			(273,112,312)		(273,112,312)	(294,254,572)
Proceeds from note payable-related party			250,000		250,000	250,000
Net cash (used in) provided by financing activities			(272,382,312)		(272,106,368)	(292,443,628)
Net Change in Cash			11,410		(65,521)	6,321
Cash and cash equivalents at beginning of year	20,880	97,811	86,401		86,401	86,401	$ 86,401
Cash and cash equivalents at end of year	92,722	20,880	97,811	20,880	20,880	92,722		$ 86,401	$ 97,811
Non-Cash investing and financing activities:
Accretion of Class A ordinary shares subject to possible redemption			3,568,966		4,355,287	5,439,596
Issuance of subscription shares
Revision of Prior Period, Error Correction, Adjustment [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Interest expense - debt discount	(2,188,483)	(939,148)	(273,954)		(1,213,102)	(3,401,585)
Change in fair value of subscription liability			(18,277)		2,636,955	557,645
Net income (loss)	$ 4,267,793	$ (1,716,084)	292,231	$ (1,716,084)	(1,423,853)	2,843,940
Issuance of subscription shares			$ 256,635		$ 423,600	$ 914,776